Sales and advertising expense (Tables)	12 Months Ended
Dec. 31, 2024
Sales and advertising expense
Schedule of sales and advertisement expenses
Sales and advertising expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Staff costs	9,916	6,755	5,643
Advertising campaigns	54,123	12,867	9,737
Selling expenses	2,820	1,836	1,908
Sales and advertising expense	66,859	21,458	17,288